1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Stock-Based Compensation Expense	$ 202,844	$ 416,481
Weighted average number of common shares outstanding – basic and diluted	7,393,695	5,594,447
Basic and diluted loss per common share	$ (.66)	$ (1.22)
Vesting of Stock Options
Stock-Based Compensation Expense	$ 202,844	$ 416,481
Share-based Compensation [Member]
Basic and diluted loss per common share	$ (.03)	$ (.07)